PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6 -  PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2016	2015
Cost:
Land and buildings	$11,966	$11,112
Machinery and equipment	46,129	41,378
Motor vehicles	362	334
Office furniture and equipment	1,926	1,789
Software	1,354	1,259
	61,737	55,872

Less: Accumulated depreciation	40,439	36,938
Depreciated cost	$21,298	$18,934

Depreciation expenses amounted to $3,501, $2,753 and $2,069 for the years ended December 31, 2016, 2015 and 2014, respectively.